Financial instruments and financial risk management - Maturity of the Contractual Obligations (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Financial instruments and financial risk management
Carrying Amount	$ 1,439,286	$ 11,447,737
Contractual Cash Flows	1,467,231	7,665,340
Accounts payable and accrued liabilities
Financial instruments and financial risk management
Carrying Amount	858,558	714,182
Contractual Cash Flows	858,558	714,182
Convertible note liability
Financial instruments and financial risk management
Carrying Amount	185,976	7,657,397
Contractual Cash Flows	185,976	3,875,000
Debt Issued | Psyence Group Inc
Financial instruments and financial risk management
Carrying Amount	394,752	1,460,657
Contractual Cash Flows	422,697	1,460,657
Less than 1 year
Financial instruments and financial risk management
Contractual Cash Flows	1,467,231	4,040,340
Less than 1 year | Accounts payable and accrued liabilities
Financial instruments and financial risk management
Contractual Cash Flows	858,558	714,182
Less than 1 year | Convertible note liability
Financial instruments and financial risk management
Contractual Cash Flows	185,976	250,000
Less than 1 year | Debt Issued | Psyence Group Inc
Financial instruments and financial risk management
Contractual Cash Flows	$ 422,697	1,460,657
Between 1 and 3 year
Financial instruments and financial risk management
Contractual Cash Flows		3,625,000
Between 1 and 3 year | Convertible note liability
Financial instruments and financial risk management
Contractual Cash Flows		$ 3,625,000